Long-Term Debt - Senior Notes Indebtedness - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	0 Months Ended			12 Months Ended					12 Months Ended
	Nov. 05, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 On or After September 15, 2014 [Member]	Dec. 31, 2013 On or After September 15, 2015 [Member]	Dec. 31, 2013 On or After September 15, 2016 [Member]	Dec. 31, 2013 Warner Chilcott [Member]	Dec. 31, 2013 Warner Chilcott [Member] Level 2 [Member]	Dec. 31, 2013 5.00% Senior Notes Due August 15, 2014 [Member]	Dec. 31, 2013 6.125% Senior Notes Due August 15, 2019 [Member]	Dec. 31, 2013 1.875% Notes Due October 1, 2017 [Member]	Dec. 31, 2012 1.875% Notes Due October 1, 2017 [Member]	Dec. 31, 2013 3.250% Notes Due October 1, 2022 [Member]	Dec. 31, 2012 3.250% Notes Due October 1, 2022 [Member]	Dec. 31, 2013 4.625% Notes Due October 1, 2042 [Member]	Dec. 31, 2012 4.625% Notes Due October 1, 2042 [Member]	Dec. 31, 2013 7.75% Senior Notes Due 2018 [Member] Warner Chilcott [Member]
Debt Instrument [Line Items]
Repayment of debt									$ 450.0
Senior notes, interest rate									5.00%	6.125%	1.875%	1.875%	3.25%	3.25%	4.625%	4.625%	7.75%
Senior Notes, maturity date							Sep. 15, 2018		Aug. 15, 2014	Aug. 15, 2019	Oct. 01, 2017	Oct. 01, 2017	Oct. 01, 2022	Oct. 01, 2022	Oct. 01, 2042	Oct. 01, 2042	Aug. 15, 2018
Senior Notes, gross										400.0	1,200.0	1,200.0	1,700.0	1,700.0	1,000.0	1,000.0
Redemption price	465.6
Interest penalty expense	15.6
Redemption price of WC Notes				103.875%	101.938%	100.00%
Senior notes outstanding, book value		9,052.0	6,433.3				1,250.0
Senior notes outstanding, fair value								$ 1,357.4